Supplementary information on capital management (Tables)	3 Months Ended
Mar. 31, 2020
Supplementary information on capital management
Schedule of Company's rating

Rating (1)

	Standard & Poor's	Moody's	Fitch

Corporate Credit Rating	BBB	Baa3	BBB-
Outlook	stable	stable	stable
(1)	A rating is not a recommendation to buy, sell or hold securities of the Company, and may be subject to suspension, change or withdrawal at any time by the assigning rating agency.